Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations

Total
June 30, 2018	$124,884
June 30, 2019	103,460
June 30, 2020	91,950
June 30, 2021	70,663
June 30, 2022	53,435
June 30, 2023 and thereafter	97,346
Total	$541,738